CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CRYPTOCURRENCY ASSETS
Beginning balance	$ 9,581	$ 7,625	$ 5,612
Cryptocurrencies mined from mining business	6,670	17,092	21,601
Deposits received from customers of mining data center	815	442
Deposits returned to customers of mining data center		(1,194)	(71)
Payment of service expense and long-lived assets	(1,746)	(148)	(13,810)
Disposal of cryptocurrency assets	(25,386)	(32,995)	(31,601)
Utility fee received from customers of mining data center	11,565	11,480	13,901
Cryptocurrencies purchased using fiat currency	9,477	2,258	13,381
Cryptocurrencies collected from derivative contracts	8,115	23,109	9,500
Cryptocurrencies paid to derivative contracts	(7,639)	(22,265)	(8,560)
Changes in fair value of cryptocurrency assets	(4,356)	3,203
Changes in fair value of payables settled by cryptocurrency assets	7	37
Cryptocurrencies collected from short-term investments		5,506
Cryptocurrencies paid to short-term investments		(5,350)
Cryptocurrency transferred from discontinued operation to continuing operations		3,064
Cryptocurrencies received in connection with the disposal of discontinued operation	1,000	1,000
Cryptocurrencies paid in connection with asset acquisition		(2,265)
Cryptocurrencies received from disposal of property and equipment		42
Impairment of cryptocurrency assets			(2,359)
Advances received from customer for hash calculation rental services		1,057
Cryptocurrencies paid to purchase mining machines		(2,752)
Cryptocurrencies paid to settle hosting arrangement	136	229
Cryptocurrencies received from disposal of long-term investment	190
Cryptocurrency loss from online scam	(1,266)
Others	87	10	31
Ending balance of cryptocurrency assets, net	6,978	9,581	$ 7,625
CRYPTOCURRENCY ASSETS | ASU 2023-08 | Cumulative-effect
CRYPTOCURRENCY ASSETS
Beginning balance	$ 854
Ending balance of cryptocurrency assets, net		$ 854